FAIR VALUE MEASUREMENTS - Debt conversion share adjustment obligations, assumptions (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($) $ / shares Y	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) $ / shares Y	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) Y $ / shares	Dec. 31, 2023 USD ($)	Sep. 24, 2024 $ / shares Y	Sep. 12, 2024 $ / shares Y
Fair value disclosure
Change in fair value of forward purchase agreement | $	$ (17,821)	$ 30,919	$ 526,388	$ 30,919	$ 187,428	$ 0
Day one gain on issuance of SEPA | $					134,886	$ 0
Derivative liabilities
Fair value disclosure
Change in fair value of forward purchase agreement | $	$ 18,000		$ 526,000		187,000
Day one gain on issuance of SEPA | $					$ 135,000
Stock price | Debt conversion share adjustment obligations derivative liability
Fair value disclosure
Measurement Input	0.29		0.29		1.21		1.26	1.09
Stock price | Debt conversion share adjustment obligations derivative liability | Reset date
Fair value disclosure
Measurement Input	0.29		0.29		1.12		1.08	0.93
Volatility | Debt conversion share adjustment obligations derivative liability
Fair value disclosure
Measurement Input								0.85
Reset price floor | Debt conversion share adjustment obligations derivative liability
Fair value disclosure
Measurement Input					1.25		1.25	1.25
Reset price ceiling | Debt conversion share adjustment obligations derivative liability
Fair value disclosure
Measurement Input					2		2	2
Remaining term | Debt conversion share adjustment obligations derivative liability | First reset date
Fair value disclosure
Measurement Input | Y								0.5
Remaining term | Debt conversion share adjustment obligations derivative liability | Second reset date
Fair value disclosure
Measurement Input | Y	0.08		0.08		1.04		1.31
Risk-free interest rate | Debt conversion share adjustment obligations derivative liability | Reset date
Fair value disclosure
Measurement Input					0.044		0.044	0.047
Risk-free interest rate | Debt conversion share adjustment obligations derivative liability | First reset date
Fair value disclosure
Measurement Input					0.042		0.04
Risk-free interest rate | Debt conversion share adjustment obligations derivative liability | Second reset date
Fair value disclosure
Measurement Input					0.042		0.038
Drift term | Debt conversion share adjustment obligations derivative liability | Reset date
Fair value disclosure
Measurement Input					0.043		0.043	0.046
Drift term | Debt conversion share adjustment obligations derivative liability | First reset date
Fair value disclosure
Measurement Input					0.041		0.039
Drift term | Debt conversion share adjustment obligations derivative liability | Second reset date
Fair value disclosure
Measurement Input					0.041		0.037
Forecasted five day VWAP per share of Company's common stock | Debt conversion share adjustment obligations derivative liability
Fair value disclosure
Measurement Input					0.96		0.91	0.94
Forecasted five day VWAP per share of Company's common stock | Debt conversion share adjustment obligations derivative liability | First reset date
Fair value disclosure
Measurement Input	0.21		0.21		0.96
Forecasted five day VWAP per share of Company's common stock | Debt conversion share adjustment obligations derivative liability | Second reset date
Fair value disclosure
Measurement Input	0.21		0.21		0.81		0.77
Minimum | Volatility | Debt conversion share adjustment obligations derivative liability
Fair value disclosure
Measurement Input	0.65		0.65		0.920		0.85
Minimum | Remaining term | Debt conversion share adjustment obligations derivative liability | First reset date
Fair value disclosure
Measurement Input | Y					0.19		0.5
Minimum | Risk-free interest rate | Debt conversion share adjustment obligations derivative liability | Reset date
Fair value disclosure
Measurement Input	0.042		0.042
Minimum | Drift term | Debt conversion share adjustment obligations derivative liability | Reset date
Fair value disclosure
Measurement Input	0.041		0.041
Maximum | Volatility | Debt conversion share adjustment obligations derivative liability
Fair value disclosure
Measurement Input	0.74		0.74		0.93		0.91
Maximum | Remaining term | Debt conversion share adjustment obligations derivative liability | First reset date
Fair value disclosure
Measurement Input | Y					0.62		0.89